SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D/A
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
2 5 - O c t - 0 6
Asset Backed Funding Corporation
(I.R.S. Employer Identification No.)
04-3852364, 04-3852365, 04-3852366, 04-3852367, 04-3852368,
04-3852369, 04-3852370, 04-3852371
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
26-Sep-06
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-130524-01
Commission File Number of depositor:
333-130524
(Exact name of sponsor as specified in its charter)
Credit-Based Asset Servicing and Securitization LLC
(Former name, former address, if changed since last report)
Not Applicable
C-BASS 2006-CB6 Trust
c/o U.S. Bank National Association
60 Livingston Avenue
St. Paul, MN
55107
6 5 1 - 4 9 5 - 3 8 4 7
New York
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
see Exhibit-1
On February 9, 2007, a revision was made to the October 2006 distribution which was made to holders of the C-
BASS 2006-CB6 Trust. The distribution report was revised to correct the Class A-I Certificate Margin, which in turn affected the Class A-I Interest payable to Class A-I Certificateholders on the distribution statement for
October 2006. The revised distribution report is attached as an exhibit to this Form 10-D/A. Please see Item
9(b), Exhibit-1 for the related information.
A-I [___] [___] [_X_]
A-II-1 [___] [___] [_X_]
A-II-2 [___] [___] [_X_]
A-II-3 [___] [___] [_X_]
A-II-4 [___] [___] [_X_]
M-1 [___] [___] [_X_]
M-2 [___] [___] [_X_]
M-3 [___] [___] [_X_]
M-4 [___] [___] [_X_]
M-5 [___] [___] [_X_]
M-6 [___] [___] [_X_]
M-7 [___] [___] [_X_]
M-8 [___] [___] [_X_]
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the
Exhibit Index that immediately follows the signature page hereof.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
Daniel B. Goodwin
President
Daniel B. Goodwin
/s/ :
2/23/07
PART II - OTHER INFORMATION
Asset Backed Funding Corporation
(Depositor)
EXHIBIT INDEX
Exhibit Number
Description
EX-1 Distribution Statement
(a) The following is a list of documents filed as part of this Report on Form 10-D/A:
(Ex-1) Amended monthly report distributed to holders of C-BASS 2006-CB6, related to the
October 2006 distribution.